Acquisitions of ITS - Preliminary Allocation of Consideration Transferred (Detail) (USD $)	3 Months Ended			12 Months Ended			0 Months Ended		3 Months Ended		12 Months Ended	0 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Apr. 22, 2013 ITS [Member]		Mar. 31, 2014 ITS [Member]	Sep. 30, 2013 ITS [Member]	Dec. 31, 2013 ITS [Member]	Apr. 22, 2013 ITS [Member] Preliminary Purchase Price Allocation [Member]
Business Acquisition [Line Items]
Cash and cash equivalents							$ 7,009,000					$ 7,009,000
Accounts and notes receivable, net							48,184,000	[1]				50,043,000	[2]
Other current assets							1,803,000					1,803,000
Accounts payable and accrued liabilities							(35,156,000)	[3]				(39,156,000)
Accrued income taxes							(1,251,000)					(1,251,000)
Working capital excluding rig materials and supplies							20,589,000					18,448,000
Rig materials and supplies							11,514,000					11,514,000
Property, plant and equipment, net							72,935,000	[4]				73,863,000	[5]
Investment in joint venture							4,134,000					4,134,000
Other noncurrent assets							2,818,000					2,818,000
Total tangible assets							111,990,000					110,777,000
Deferred income tax assets - current							222,000	[6]				222,000
Deferred income tax assets - noncurrent							11,640,000	[6]				11,249,000	[7]
Intangible Assets
Indefinite lived intangible assets acquired							8,500,000	[8]			0	8,500,000	[9]
Total assets acquired							132,352,000					130,748,000
Other long-term liabilities							(211,000)					(211,000)
Long-term deferred tax liability							(2,796,000)					(2,856,000)
Net assets acquired							129,345,000					127,681,000
Less: Noncontrolling interest							(4,345,000)	[10]				(2,681,000)	[11]
Total consideration transferred							125,000,000					125,000,000
Accounts and notes receivable, gross							55,900,000					55,900,000
Estimated impairment for property, plant and equipment											40,200,000	40,200,000
Increase in deferred income tax asset	(12,292,000)	(1,607,000)		12,699,000	15,837,000	(48,375,000)	14,400,000		11,900,000			5,000,000
Definite lived intangible assets acquired							8,500,000					8,500,000
Weighted average useful life							3 years 4 months 24 days		3 years		3 years	3 years 4 months 24 days
Impairment of non-controlling interest												1,000,000
Accounts and notes receivable, gross before adjustments							54,700,000
Accounts and notes receivable, adjustments							1,200,000
Allowance for doubtful accounts							5,900,000
Reserve against gross accounts receivable							1,900,000
Accounts payable and accrued liabilities	167,455,000			174,886,000	137,746,000		39,200,000
Adjustment to record property, plant and equipment to fair value			170,000,000	0	0	170,000,000			2,600,000	4,000,000
Income Tax Expense (Benefit), Adjustments, Amount	400,000			(2,900,000)
Estimated fair values of definite lived intangible assets							10,000,000
Estimated fair values of indefinite lived intangible assets							200,000
Estimated fair values of definite lived intangible assets, adjustments							1,500,000
Estimated fair values of indefinite lived intangible assets, adjustments							200,000
Indefinite lived intangible assets acquired							8,500,000	[8]			0	8,500,000	[9]
Ownership percentage	50.00%			50.00%			100.00%
Noncontrolling Interest, Fair Value Disclosure							2,700,000		4,300,000
Increase in acquisition date fair value									$ 1,600,000

[1]	Our provisional allocation included $54.7 million of gross contractual accounts receivable. During the 2013 fourth quarter, adjustments of $1.2 million were recorded as of December 31, 2013 resulting in final fair value of gross accounts receivable of $55.9 million. These adjustments were recorded to reflect recognition of receivables for revenue earned prior to the acquisition date. Additionally, the initial allocation included $5.9 million of allowance for doubtful accounts. During the 2014 first quarter, we recorded an additional $1.9 million allowance to reserve against receivables that existed as of the acquisition date and were deemed to be uncollectible based on new information obtained during the measurement period that existed at the time of acquisition.
[2]	Gross contractual amounts receivable totaled $55.9 million as of the acquisition date.
[3]	Our provisional allocation included $39.2 million of accounts payable and accrued liabilities. During the 2013 third quarter we recorded a reclassification of $4.0 million to reclassify reserves to property, plant, and equipment. This reclassification was reflected in our December 31, 2013 consolidated balance sheet but was not included in our disclosure of the Allocation of Consideration Transferred to Net Assets Acquired as of December 31, 2013. We have corrected this as of March 31, 2014 and do not believe the reclassification is material to our previously reported disclosure.
[4]	Management determined that the fair value of the net assets acquired less noncontrolling interest equaled consideration paid. Therefore no goodwill was recorded. Our provisional allocation included an adjustment of $40.2 million to reduce the historical carrying value of the acquired property, plant and equipment to its estimated fair value at the date of acquisition. The measurement period adjustments to receivables, deferred income taxes, intangibles, and noncontrolling interests directly impacted the determination of the final fair value of the acquired property, plant and equipment, resulting in measurement period adjustments totaling $2.6 million to increase the fair value of property, plant and equipment.
[5]	We recorded an adjustment of $40.2 million to reduce the historical carrying value of the acquired property, plant and equipment to its estimated fair value.
[6]	Our provisional allocation included $14.4 million of deferred tax assets. During the measurement period, adjustments of ($2.9) million and $0.4 million were recorded as of December 31, 2013 and March 31, 2014, respectively, resulting in final fair value of deferred tax assets of $11.9 million. Adjustments to deferred income tax assets primarily related to the differences between the final acquisition date fair value and tax basis of acquired property, plant and equipment.
[7]	In connection with the ITS Acquisition, we recorded a $5.0 million adjustment to increase deferred income tax assets primarily related to the differences between acquisition date estimated fair value and tax basis of acquired property, plant and equipment.
[8]	Our provisional allocation included $10.0 million and $0.2 million to reflect the estimated fair values of definite- and indefinite-lived intangible assets, respectively, for the ITS Acquisition. During the 2013 fourth quarter we recorded adjustments of $1.5 million and $0.2 million to reduce the value of the definite- and indefinite-lived intangible assets down to $8.5 million and zero respectively. Our depreciation and amortization expense for the year ended December 31, 2013 reflects this valuation adjustment. Definite-lived intangible assets recorded in connection with the ITS Acquisition, which primarily relate to trade names, customer relationships, and developed technology will be amortized over a weighted average period of approximately 3.4 years.
[9]	We recorded $8.5 million to reflect the estimated fair value of definite lived intangible assets recognized in connection with the ITS Acquisition. Our depreciation and amortization expense will reflect this valuation adjustment as the definite lived intangible assets are amortized in future periods. Definite lived intangible assets recorded in connection with the ITS Acquisition, which primarily relate to trade names, customer relationships, and developed technology will be amortized over a weighted average period of approximately 3.4 years.
[10]	Our provisional allocation included noncontrolling interest of $2.7 million. The estimated fair value of the noncontrolling interest was calculated as a percentage of the net assets acquired related to certain subsidiaries in which ITS holds less than a 100 percent controlling interest. The fair value of the net assets of these subsidiaries was primarily based on the income approach valuation model. During the 2014 first quarter, we obtained new information about the acquired subsidiaries that existed at the date of acquisition which resulted in an increase in the acquisition date fair value of $1.6 million, resulting in a final fair value of the noncontrolling interest of $4.3 million.
[11]	We recorded an adjustment of $1.0 million to write-down the noncontrolling interest to its estimated fair value. The estimated fair value of the noncontrolling interest was calculated as a percentage of the net assets acquired related to certain subsidiaries in which ITS holds less than a 100 percent controlling interest. The fair value of the net assets of these subsidiaries was primarily based on the income approach valuation model.